Noncontrolling Interests (Details Textual) - shares	1 Months Ended
	Dec. 28, 2016	Dec. 31, 2018	Dec. 31, 2017	Aug. 19, 2015
Shangchi Automobile [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		30.00%	30.00%
Tantech Bamboo [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,018,935
Noncontrolling Interest, Ownership Percentage by Parent	5.00%	100.00%		95.00%